SUMMARY OF DEFERRED REVENUE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Current	$ 1,814,620	$ 1,704,249	$ 1,035,185
Non-current	515,000	788,902	573,411
Balance, end of year	$ 2,329,620	$ 2,493,151	$ 1,608,596